Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$425	$377
1.000% due 07/09/2029		11	9
3.500% due 07/09/2041 þ		100	75

Total Argentina (Cost $379)			461

AUSTRALIA 4.6%
CORPORATE BONDS & NOTES 0.8%
Commonwealth Bank of Australia
4.971% due 01/22/2030 (j)		$5,900	6,020
Macquarie Bank Ltd.
2.738% due 02/18/2031	EUR	3,000	3,385

			9,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	16,400	11,317

SOVEREIGN ISSUES 2.9%
Australia Government Bonds
1.750% due 06/21/2051		1,000	356
2.500% due 05/21/2030		1,100	711
New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	3,167
2.000% due 03/08/2033		1,100	634
2.500% due 11/22/2032		8,400	5,056
Queensland Treasury Corp.
1.500% due 08/20/2032		4,900	2,790
1.750% due 07/20/2034		2,000	1,077
2.000% due 08/22/2033		6,000	3,408
5.250% due 07/21/2036		5,700	3,920
South Australian Government Financing Authority
4.750% due 05/24/2035		3,000	2,011
Treasury Corp. of Victoria
2.000% due 09/17/2035		4,700	2,473
2.000% due 11/20/2037		10,700	5,200
2.250% due 09/15/2033		6,700	3,856
4.250% due 12/20/2032		500	333

			34,992

Total Australia (Cost $54,084)			55,714

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
Warehouses De Pauw CVA
3.125% due 01/15/2031	EUR	1,700	1,908

Total Belgium (Cost $1,973)			1,908

BERMUDA 0.3%
ASSET-BACKED SECURITIES 0.1%
Trinitas CLO XX Ltd.
4.715% due 07/20/2035 •		$1,300	1,300

CORPORATE BONDS & NOTES 0.2%
Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		2,300	2,292

Total Bermuda (Cost $3,587)			3,592

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

BRAZIL 1.2%
SOVEREIGN ISSUES 1.2%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL	47,927	8,980
0.000% due 04/01/2027 (d)		29,583	5,208

Total Brazil (Cost $14,305)			14,188

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	1,400	1,560
4.125% due 07/18/2045		1,400	1,537

Total Bulgaria (Cost $3,200)			3,097

CANADA 3.3%
CORPORATE BONDS & NOTES 1.0%
Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,900	1,984
Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$4,500	4,577
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	1,022
Royal Bank of Canada
4.498% due 08/06/2029 •		$2,100	2,093
4.696% due 08/06/2031 •		2,300	2,290

			11,966

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	60	43
2.867% due 02/12/2055 ~		2,400	1,647

			1,690

SOVEREIGN ISSUES 2.2%
Canada Government Bonds
2.750% due 03/01/2030		100	70
Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		1,598	1,102
Export Development Canada
7.130% due 03/11/2029	INR	123,600	1,301
Province of British Columbia
4.150% due 06/18/2034	CAD	4,300	3,149
Province of Ontario
3.650% due 06/02/2033		13,500	9,652
Province of Quebec
3.600% due 09/01/2033		10,000	7,100
4.450% due 09/01/2034		2,400	1,791
PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,500	2,381

			26,546

Total Canada (Cost $40,662)			40,202

CAYMAN ISLANDS 2.8%
ASSET-BACKED SECURITIES 2.2%
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •		$928	929
KKR CLO 41 Ltd.
5.003% due 04/15/2035 •		2,100	2,103
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •		7,300	7,306
Post CLO Ltd.
4.753% due 10/15/2034 •		2,250	2,253
4.775% due 04/20/2035 •		1,000	1,001
Romark CLO - IV Ltd.
4.819% due 07/10/2034 •		2,600	2,603
Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,800	1,804
Sandstone Peak Ltd.
4.843% due 04/15/2038 •		1,800	1,801
Symphony CLO XXIX Ltd.
4.823% due 10/15/2035 •		2,300	2,303

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

TCI-Symphony CLO Ltd.
4.950% due 10/13/2032 •		198	198
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •		3,100	3,104
Venture 36 CLO Ltd.
5.067% due 04/20/2032 •		801	802

			26,207

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		503	488
4.950% due 10/15/2032		1,300	1,269
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,143
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		$1,400	1,407
Sands China Ltd.
5.400% due 08/08/2028		1,500	1,512

			5,819

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd.
5.268% due 10/25/2028		800	810

Total Cayman Islands (Cost $32,827)			32,836

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds
4.850% due 01/22/2029		$800	807

Total Chile (Cost $800)			807

CHINA 8.6%
SOVEREIGN ISSUES 8.6%
China Development Bank
2.630% due 01/08/2034	CNY	252,560	39,665
2.820% due 05/22/2033		191,170	30,308
China Government Bonds
1.650% due 05/15/2035		101,700	14,964
1.920% due 01/15/2055		70,800	9,715
3.530% due 10/18/2051		47,500	8,739

Total China (Cost $97,551)			103,391

COLOMBIA 1.1%
SOVEREIGN ISSUES 1.1%
Colombia TES
11.500% due 07/25/2046	COP	75,900	22
11.750% due 01/24/2035		10,383,100	2,984
12.000% due 03/13/2058		3,571,600	1,033
12.750% due 11/28/2040		11,073,700	3,380
13.250% due 02/09/2033		18,263,000	5,638

Total Colombia (Cost $11,954)			13,057

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,750	2,104
6.001% due 01/16/2036		500	605

Total Costa Rica (Cost $2,626)			2,709

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,192	276
Nykredit Realkredit AS
1.500% due 10/01/2053 (h)		5,106	634
Realkredit Danmark AS
1.500% due 10/01/2053		3,943	490

Total Denmark (Cost $1,724)			1,404

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

EGYPT 0.1%
SOVEREIGN ISSUES 0.1%
Egypt Government Bonds
19.698% due 10/14/2030	EGP	52,800	1,024

Total Egypt (Cost $1,123)			1,024

FRANCE 2.1%
CORPORATE BONDS & NOTES 0.3%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$900	904
BPCE SA
5.716% due 01/18/2030 •		2,400	2,448

			3,352

SOVEREIGN ISSUES 1.8%
French Republic Government Bonds OAT
2.750% due 02/25/2029 (h)	EUR	5,200	5,942
2.750% due 02/25/2030		13,900	15,833

			21,775

Total France (Cost $24,006)			25,127

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds
6.000% due 09/26/2035		$400	416

Total Hungary (Cost $394)			416

IRELAND 3.8%
ASSET-BACKED SECURITIES 3.6%
Arcano Euro CLO II DAC
3.415% due 07/25/2039 •	EUR	2,900	3,317
ARES European CLO XIV DAC
3.234% due 10/21/2034 •		854	976
Barings Euro CLO DAC
3.426% due 08/15/2039 •		700	801
BlackRock European CLO III DAC
3.118% due 07/19/2035 •		1,134	1,297
Cairn CLO XI DAC
3.434% due 01/15/2040 •		2,300	2,630
Carlyle Euro CLO DAC
3.194% due 10/15/2035 •		2,400	2,745
CVC Cordatus Loan Fund XXX DAC
3.528% due 05/15/2037 •		2,300	2,635
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •		815	931
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •		525	600
Dryden Euro CLO
3.498% due 10/18/2039 •		3,400	3,888
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •		800	915
3.444% due 01/15/2039 •		1,800	2,059
Harvest CLO XVI DAC
3.464% due 10/15/2038 •		2,300	2,632
ICG Euro CLO DAC
3.455% (EUR003M + 1.290%) due 01/26/2038 ~		2,500	2,859
OCP Euro CLO DAC
3.468% due 10/20/2039 •		4,000	4,574
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •		1,072	1,224
3.134% due 07/15/2035 •		1,481	1,693
Providus CLO VII DAC
3.374% due 07/15/2038 •		2,500	2,857
Sculptor European CLO VI DAC
3.254% due 10/15/2034 •		1,894	2,169

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Tikehau CLO V DAC
3.404% due 10/15/2038 •		2,600	2,976

			43,778

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF	2,400	2,941

Total Ireland (Cost $46,970)			46,719

ISRAEL 0.6%
SOVEREIGN ISSUES 0.6%
Israel Government International Bonds
4.500% due 01/17/2033		$600	579
5.375% due 03/12/2029		1,300	1,314
5.375% due 02/19/2030		2,400	2,434
5.500% due 03/12/2034		1,300	1,320
5.625% due 02/19/2035		300	307
5.750% due 03/12/2054		1,300	1,245

Total Israel (Cost $7,114)			7,199

ITALY 2.1%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	2,048
Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,156

			3,204

SOVEREIGN ISSUES 1.8%
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		2,500	2,466
Italy Buoni Poliennali Del Tesoro
2.700% due 10/15/2027	EUR	3,800	4,344
3.400% due 04/01/2028		11,500	13,302
3.800% due 07/01/2036		1,100	1,278

			21,390

Total Italy (Cost $25,126)			24,594

JAPAN 3.4%
CORPORATE BONDS & NOTES 0.4%
Mitsubishi UFJ Financial Group, Inc.
5.159% due 04/24/2031 •		$1,600	1,617
Nomura Holdings, Inc.
2.329% due 01/22/2027		1,000	989
Sumitomo Mitsui Financial Group, Inc.
5.246% due 07/08/2036 •		2,300	2,302

			4,908

SOVEREIGN ISSUES 3.0%
Development Bank of Japan, Inc.
4.000% due 08/28/2027		1,800	1,795
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,511,202	9,332
Japan Government Five Year Bonds
0.400% due 06/20/2029		320,000	1,904
Japan Government Forty Year Bonds
2.200% due 03/20/2064		588,000	2,441
Japan Government Thirty Year Bonds
0.500% due 09/20/2046		74,000	252
0.500% due 03/20/2049		404,200	1,253
0.700% due 12/20/2050		250,000	774
0.700% due 03/20/2051		250,000	767
0.700% due 06/20/2051		200,000	608
1.000% due 03/20/2052		500,000	1,632
2.300% due 12/20/2054		872,150	3,881
2.800% due 06/20/2055		150,000	746
3.200% due 09/20/2055		240,000	1,296
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		850,000	3,596
2.000% due 12/20/2044		470,000	2,292
2.400% due 03/20/2045		438,000	2,273

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

2.500% due 06/20/2045		190,000	998

			35,840

Total Japan (Cost $56,994)			40,748

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •		$1,900	1,902
Harvest U.S. CLO Ltd.
4.823% due 01/15/2037 •		1,100	1,102
Invesco U.S. CLO Ltd.
4.831% due 07/20/2037 •		700	700

Total Jersey, Channel Islands (Cost $3,700)			3,704

KAZAKHSTAN 0.0%
SOVEREIGN ISSUES 0.0%
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	268,000	584

Total Kazakhstan (Cost $495)			584

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bonds
4.016% due 10/09/2028		$2,600	2,567
4.136% due 10/09/2030		1,300	1,276
4.804% due 04/20/2033		3,200	3,194

Total Kuwait (Cost $7,100)			7,037

LUXEMBOURG 0.4%
SOVEREIGN ISSUES 0.4%
Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,300	5,328

Total Luxembourg (Cost $5,289)			5,328

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	534
4.550% due 04/21/2050		400	350
4.800% due 04/21/2060		400	355

			1,239

SOVEREIGN ISSUES 1.1%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	3,700	877
3.519% due 04/20/2028		47,830	11,797
4.762% due 04/07/2037		1,700	455

			13,129

Total Malaysia (Cost $13,043)			14,368

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds
5.000% due 04/27/2051		$600	475

Total Mexico (Cost $560)			475

NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
ING Groep NV
5.525% due 03/25/2036 •		$800	813

Total Netherlands (Cost $800)			813

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

NEW ZEALAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of New Zealand
3.708% due 12/20/2028	EUR	3,000	3,497

SOVEREIGN ISSUES 0.0%
New Zealand Government Bonds
1.500% due 05/15/2031	NZD	1,000	509

Total New Zealand (Cost $4,031)			4,006

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,500

Total Norway (Cost $1,603)			1,500

PERU 2.2%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,754	886

SOVEREIGN ISSUES 2.1%
Peru Government Bonds
6.850% due 08/12/2035		15,700	4,834
Peru Government International Bonds
2.780% due 12/01/2060		$1,000	548
5.400% due 08/12/2034	PEN	10,100	2,888
6.150% due 08/12/2032		16,200	5,133
6.850% due 08/12/2035		21,580	6,644
6.900% due 08/12/2037		6,600	1,979
6.950% due 08/12/2031		8,961	2,982

			25,008

Total Peru (Cost $25,311)			25,894

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$500	506
5.375% due 02/12/2035		1,300	1,329

Total Poland (Cost $1,812)			1,835

QATAR 0.7%
CORPORATE BONDS & NOTES 0.3%
QatarEnergy
2.250% due 07/12/2031		$600	533
4.625% due 06/23/2029		3,500	3,479

			4,012

SOVEREIGN ISSUES 0.4%
Qatar Government International Bonds
4.800% due 04/08/2033		4,200	4,223

Total Qatar (Cost $8,192)			8,235

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bonds
2.000% due 01/28/2032	EUR	600	595
2.000% due 04/14/2033		100	94
2.124% due 07/16/2031		200	204
2.625% due 12/02/2040		800	618
3.750% due 02/07/2034		400	414
5.000% due 09/27/2026		73	84
5.125% due 09/24/2031		800	935
5.250% due 03/10/2030		600	712
5.250% due 05/30/2032		700	817

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

6.500% due 10/07/2045		300	346

Total Romania (Cost $5,075)			4,819

SAUDI ARABIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.250% due 11/24/2030 (h)		$800	715

SOVEREIGN ISSUES 1.2%
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	1,200	1,354
4.750% due 01/18/2028		$2,700	2,702
4.750% due 01/16/2030		6,600	6,591
4.875% due 07/18/2033		400	398
5.000% due 01/16/2034		1,200	1,202
5.125% due 01/13/2028		1,700	1,712
5.375% due 01/13/2031		1,000	1,021

			14,980

Total Saudi Arabia (Cost $15,556)			15,695

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia International Bonds
1.000% due 09/23/2028	EUR	1,100	1,186
2.050% due 09/23/2036		900	817

Total Serbia (Cost $2,320)			2,003

SOUTH AFRICA 1.9%
SOVEREIGN ISSUES 1.9%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	15,100	790
8.000% due 01/31/2030		38,000	2,339
8.500% due 01/31/2037		21,700	1,320
8.750% due 02/28/2048		13,600	817
8.875% due 02/28/2035		239,000	15,121
9.000% due 01/31/2040		30,400	1,878

Total South Africa (Cost $20,035)			22,265

SOUTH KOREA 1.6%
SOVEREIGN ISSUES 1.6%
Korea Gas Corp.
3.500% due 10/21/2029		$2,000	1,924
Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR	3,000	3,378
Korea National Oil Corp.
4.250% due 09/30/2029		$2,000	1,983
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	77,760	46
2.375% due 12/10/2028		227,450	142
2.625% due 06/10/2028		18,630,300	11,812

Total South Korea (Cost $22,029)			19,285

SPAIN 3.1%
SOVEREIGN ISSUES 3.1%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	595
Spain Government Bonds
1.450% due 04/30/2029		610	675
2.400% due 05/31/2028		3,800	4,326
2.700% due 01/31/2030		3,000	3,426
3.150% due 04/30/2035		8,992	10,229
3.200% due 10/31/2035		4,200	4,780
3.400% due 10/31/2036		1,200	1,377
3.450% due 10/31/2034		7,270	8,480
3.500% due 05/31/2029		2,800	3,275

Total Spain (Cost $37,095)			37,163

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

SUPRANATIONAL 1.9%
CORPORATE BONDS & NOTES 0.4%
Corp. Andina de Fomento
3.925% due 02/26/2029	HKD	24,000	3,056
Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,225

			4,281

SOVEREIGN ISSUES 1.5%
European Union
3.375% due 12/12/2035	EUR	9,700	11,243
3.750% due 10/12/2045		5,500	6,204

			17,447

Total Supranational (Cost $22,395)			21,728

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS AG
4.449% (SOFRRATE + 0.810%) due 03/16/2029 ~		$3,000	3,013
UBS Group AG
3.091% due 05/14/2032 •		1,100	1,010
3.869% due 01/12/2029 •		400	395
4.844% due 11/06/2033 •		1,000	983
5.617% due 09/13/2030 •		1,500	1,535

Total Switzerland (Cost $6,851)			6,936

THAILAND 0.6%
SOVEREIGN ISSUES 0.6%
Thailand Government Bonds
2.700% due 06/17/2040	THB	242,620	7,492

Total Thailand (Cost $7,637)			7,492

UNITED ARAB EMIRATES 0.9%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,348
4.500% due 05/06/2030		200	198
5.000% due 05/06/2035		400	394
Emirates NBD Bank PJSC
5.125% due 06/29/2031		1,100	1,097
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		3,100	3,099
MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		600	616

			7,752

SOVEREIGN ISSUES 0.3%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		3,200	3,190

Total United Arab Emirates (Cost $10,915)			10,942

UNITED KINGDOM 6.5%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC
4.495% due 08/15/2066 ~	GBP	1,518	2,012

CORPORATE BONDS & NOTES 2.1%
Barclays PLC
8.875% due 09/15/2027 •(g)(h)		600	825
9.250% due 09/15/2028 •(g)(h)		200	282
HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,191
5.597% due 05/17/2028 •		$500	504
5.887% due 08/14/2027 •		900	901
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	277
8.500% due 09/27/2027 •(g)(h)		200	275

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Nationwide Building Society
2.972% due 02/16/2028 •		$700	693
NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,611
5.125% due 05/12/2027 •(g)(h)	GBP	200	265
5.778% due 03/01/2035 •		$2,900	3,009
NatWest Markets PLC
4.827% (SOFRRATE + 1.190%) due 03/21/2030 ~		2,200	2,221
Santander U.K. Group Holdings PLC
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,900	3,915
6.534% due 01/10/2029 •		2,350	2,413
Standard Chartered PLC
6.187% due 07/06/2027 •		2,400	2,400
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,100	3,122
6.750% due 01/15/2033		$700	593

			25,497

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	300	368

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Braccan Mortgage Funding PLC
0.000% due 04/17/2068 •		1,400	1,858
4.587% due 05/17/2067 •		2,825	3,749
EuroMASTR PLC
4.066% due 06/15/2040 •		92	119
Eurosail-U.K. PLC
4.816% due 06/13/2045 •		142	189
Polaris PLC
4.464% due 06/27/2070 •		2,100	2,780
RMAC Securities No. 1 PLC
4.049% due 06/12/2044 •		$89	87
Towd Point Mortgage Funding—Granite 6 PLC
4.672% due 07/20/2053 •	GBP	1,634	2,168
Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •		1,608	2,137
Tower Bridge Funding PLC
4.536% due 12/20/2066 •		1,658	2,200

			15,287

SOVEREIGN ISSUES 2.9%
U.K. Gilts
0.625% due 10/22/2050		3,500	1,642
1.250% due 07/31/2051		5,700	3,212
1.500% due 07/31/2053		2,400	1,397
1.750% due 01/22/2049		1,900	1,316
4.375% due 03/07/2030		16,600	22,120
5.250% due 01/31/2041		2,500	3,346
5.375% due 01/31/2056		1,000	1,307

			34,340

Total United Kingdom (Cost $86,643)			77,504

UNITED STATES 59.2%
ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp. Home Equity Loan Trust
4.063% due 07/25/2036 •		$2,139	698
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.318% due 02/25/2034 •		92	99
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •		274	259
Citigroup Mortgage Loan Trust, Inc.
3.823% due 07/25/2045 •		483	350
3.833% due 05/25/2037 •		58	39
Countrywide Asset-Backed Certificates
4.443% due 12/25/2036 •		32	27
Credit Suisse First Boston Mortgage Securities Corp.
5.113% due 05/25/2044 •		268	269
Credit-Based Asset Servicing & Securitization LLC
3.819% due 07/25/2037 •		85	57
GSAMP Trust
4.023% due 12/25/2046 •		946	498
4.243% due 09/25/2036 •		1,549	528
Home Equity Asset Trust
4.363% due 11/25/2032 •		1	1
Merrill Lynch Mortgage Investors Trust
3.923% due 09/25/2037 •		101	20
4.003% due 02/25/2037 •		32	9

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Morgan Stanley ABS Capital I, Inc. Trust
3.863% due 07/25/2036 •		46	16
Morgan Stanley Home Equity Loan Trust
4.113% due 04/25/2037 •		896	456
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •		302	80
6.419% due 09/25/2046 þ		1,256	252
Option One Mortgage Loan Trust
3.983% due 04/25/2037 •		932	670
4.633% due 05/25/2035 •		1,743	1,549
People’s Choice Home Loan Securities Trust
5.113% due 01/25/2035 •		40	40
Popular ABS Mortgage Pass-Through Trust
4.383% due 06/25/2047 •		1,099	1,028
Securitized Asset-Backed Receivables LLC Trust
3.863% due 12/25/2036 •		22	11
3.883% due 12/25/2036 •		26	5
4.023% due 05/25/2037 •		214	168
SMB Private Education Loan Trust
1.290% due 07/15/2053		427	408
4.840% due 07/15/2053 •		131	132
5.043% due 02/16/2055 •		1,253	1,255
Soundview Home Loan Trust
3.883% due 11/25/2036 •		25	7
Terwin Mortgage Trust
4.703% due 11/25/2033 •		33	30
Washington Mutual Asset-Backed Certificates Trust
3.883% due 10/25/2036 •		34	12

			8,973

CORPORATE BONDS & NOTES 8.6%
American Express Co.
3.433% due 05/20/2032 •	EUR	1,700	1,946
Bank of America Corp.
5.511% due 01/24/2036 •		$3,200	3,269
5.872% due 09/15/2034 •		2,700	2,823
Beignet Investor LLC
6.581% due 05/30/2049		10,600	10,819
Boeing Co.
6.259% due 05/01/2027		700	709
Brown & Brown, Inc.
6.250% due 06/23/2055		700	707
Credit Suisse AG AT1 Claim		700	247
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	372
F&G Global Funding
4.963% (SOFRRATE + 1.325%) due 09/08/2028 ~		2,500	2,511
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	290
4.125% due 08/17/2027		1,300	1,289
GA Global Funding Trust
2.250% due 01/06/2027		900	889
Glencore Funding LLC
5.186% due 04/01/2030		800	809
5.371% due 04/04/2029		1,900	1,930
Goldman Sachs Bank USA
4.359% (SOFRINDX + 0.720%) due 06/03/2029 ~		3,700	3,707
Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		3,400	3,371
5.016% due 10/23/2035 •		1,600	1,572
5.207% due 01/28/2031 •		1,600	1,618
5.218% due 04/23/2031 •		700	707
5.851% due 04/25/2035 •		1,400	1,452
6.484% due 10/24/2029 •		2,100	2,179
HPS Corporate Lending Fund
4.900% due 09/11/2028		1,400	1,372
JPMorgan Chase & Co.
4.898% due 01/22/2037 •		2,800	2,728
5.336% due 01/23/2035 •		2,800	2,843
6.087% due 10/23/2029 •		2,300	2,370
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,700	1,717
Lehman Brothers Holdings, Inc.
1.000% due 01/24/2049		4,600	2
1.000% due 05/02/2049		14,600	5
Morgan Stanley
3.149% due 11/07/2031 •	EUR	900	1,015
3.749% due 11/07/2036 •		800	902
3.955% due 03/21/2035 •		2,900	3,360
4.654% due 10/18/2030 •		$700	696
5.466% due 01/18/2035 •		1,200	1,219
6.407% due 11/01/2029 •		2,100	2,174
Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		2,300	2,298
4.734% due 07/18/2031 •		2,000	1,991

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,700	2,677
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		200	150
4.200% due 03/01/2029		1,200	1,183
4.250% due 03/15/2046		100	78
4.550% due 07/01/2030		400	394
PacifiCorp
5.300% due 02/15/2031		1,000	1,015
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,400	1,578
5.125% due 02/13/2031		$800	815
Realty Income Corp.
3.375% due 06/20/2031	EUR	1,700	1,928
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		$6,200	6,183
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~		3,100	3,115
Southern California Edison Co.
5.150% due 06/01/2029		1,200	1,213
Southern Co.
1.875% due 09/15/2081 •	EUR	600	674
Wells Fargo & Co.
4.078% due 09/15/2029 •		$2,500	2,465
4.182% due 01/23/2030 •		4,000	3,948
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~		1,100	1,100
5.150% due 04/23/2031 •		2,300	2,325
5.198% due 01/23/2030 •		1,900	1,922
5.211% due 12/03/2035 •		1,400	1,398
6.303% due 10/23/2029 •		1,400	1,448

			103,614

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Avolon TLB Borrower 1 U.S. LLC
5.389% (TSFR1M + 0.000%) due 06/24/2030 ~		1,525	1,527

MUNICIPAL BONDS & NOTES 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		395	402

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~		19	16
American Home Mortgage Assets Trust
4.143% due 09/25/2046 •		352	348
Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ		2,249	2,220
Banc of America Funding Trust
4.353% due 10/20/2046 ~		308	250
4.727% due 01/20/2047 ~		36	32
5.500% due 09/25/2035		241	236
5.750% due 11/25/2035		103	101
5.791% due 11/20/2034 ~		128	125
6.000% due 08/25/2036		40	38
Banc of America Mortgage Trust
5.042% due 09/25/2035 ~		38	34
5.398% due 07/25/2035 ~		32	27
BCAP LLC Trust
4.475% due 01/26/2047 •		99	98
5.250% due 02/26/2036 ~		497	179
Bear Stearns ALT-A Trust
4.050% due 08/25/2036 ~		775	341
4.112% due 11/25/2036 ~		230	96
4.394% due 11/25/2036 ~		806	400
4.486% due 11/25/2035 ~		18	13
4.487% due 08/25/2036 ~		34	21
Bear Stearns ARM Trust
3.959% due 11/25/2034 ~		359	319
4.000% due 05/25/2034 ~		18	17
4.329% due 02/25/2036 ~		64	59
5.461% due 10/25/2033 ~		10	9
5.498% due 02/25/2034 ~		3	3
6.000% due 05/25/2033 ~		10	10
6.243% due 05/25/2034 ~		39	39
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~		29	20
Bella Vista Mortgage Trust
4.254% due 05/20/2045 •		8	5
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		816	727
Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~		45	36
6.310% due 02/25/2037 ~		24	24

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

CHL Mortgage Pass-Through Trust
4.343% due 04/25/2035 •	2	2
4.403% due 03/25/2035 •	349	328
4.423% due 02/25/2035 •	57	54
4.443% due 02/25/2035 •	24	22
4.443% due 03/25/2036 •	1	1
4.614% due 09/25/2047 ~	171	157
4.669% due 11/25/2034 ~	8	8
6.224% due 02/20/2036 •	48	42
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	23	20
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	5,162	4,277
3.000% due 11/27/2051 ~	3,316	2,853
5.329% due 08/25/2035 ~	23	22
5.750% due 09/25/2035 •	37	38
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.405% due 09/25/2035 ~	346	332
Countrywide Alternative Loan Trust
4.083% due 02/25/2047 •	135	126
4.103% due 05/25/2047 •	123	115
4.113% due 05/25/2037 •	328	102
4.163% due 06/25/2036 •	183	71
4.163% due 06/25/2037 •	408	383
4.174% due 03/20/2046 •	23	22
4.183% due 05/25/2035 •	268	260
4.183% due 07/25/2046 •	355	331
4.283% due 07/25/2046 •	675	511
4.314% due 09/20/2046 •	1,050	961
4.323% due 12/25/2035 •	17	16
5.144% due 08/25/2035 •	79	77
5.244% due 11/25/2035 •	127	118
5.250% due 06/25/2035	60	44
5.784% due 11/25/2035 •	90	86
6.250% due 08/25/2037	296	129
6.500% due 08/25/2032	5	5
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	100	71
Cross Mortgage Trust
5.036% due 11/25/2070 ~	2,030	2,016
CSMC Trust
2.500% due 07/25/2056 ~	517	428
6.500% due 07/26/2036	585	118
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	164	142
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.863% due 10/25/2036 •	20	17
6.800% due 07/25/2036 þ	138	120
First Horizon Alternative Mortgage Securities Trust
4.493% due 08/25/2035 ~	188	154
GreenPoint Mortgage Funding Trust
4.123% due 01/25/2037 •	326	286
4.163% due 12/25/2046 •	447	463
4.183% due 04/25/2036 •	152	128
4.303% due 11/25/2045 •	17	17
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~	5	5
GreenPoint MTA Trust
4.203% due 06/25/2045 •	48	41
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	636	526
2.500% due 04/25/2052 ~	764	633
GSR Mortgage Loan Trust
4.027% due 05/25/2035 ~	52	38
4.283% due 08/25/2046 •	461	96
4.837% due 09/25/2035 ~	24	24
5.270% due 03/25/2033 •	8	8
HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •	300	266
4.234% due 03/19/2036 •	47	45
4.314% due 02/19/2036 •	196	79
4.330% due 07/19/2035 ~	29	21
4.374% due 11/19/2035 •	132	85
4.454% due 01/19/2035 •	12	11
Impac CMB Trust
4.423% due 03/25/2035 •	7	7
4.543% due 10/25/2034 •	9	9
IndyMac INDA Mortgage Loan Trust
3.150% due 11/25/2035 ~	140	105
IndyMac INDX Mortgage Loan Trust
3.609% due 08/25/2035 ~	88	64
4.183% due 05/25/2046 •	425	396
4.243% due 06/25/2037 •	162	154
4.263% due 02/25/2037 •	580	380
4.343% due 11/25/2036 •	129	124
4.355% due 12/25/2034 ~	31	29

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

JP Morgan Alternative Loan Trust
4.243% due 10/25/2036 •	877	818
5.256% due 12/25/2035 ~	847	567
5.500% due 11/25/2036 ~	7	5
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,373	4,633
3.000% due 03/25/2052 ~	4,881	4,199
3.000% due 04/25/2052 ~	4,415	3,818
3.000% due 05/25/2052 ~	6,715	5,798
3.927% due 07/27/2037 ~	231	216
4.063% due 10/25/2035 •	868	585
4.834% due 07/25/2035 ~	29	28
4.942% due 02/25/2036 ~	140	92
5.190% due 10/25/2035 ~	32	31
5.326% due 11/25/2033 ~	8	7
5.349% due 08/25/2035 ~	1	1
Lehman XS Trust
4.403% due 11/25/2046 •	765	597
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •	76	72
4.443% due 05/25/2047 •	1,321	1,110
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •	411	33
Merrill Lynch Mortgage Investors Trust
4.522% due 06/25/2035 ~	39	38
4.930% due 06/25/2037 ~	53	51
5.834% due 02/25/2033 ~	8	8
Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~	10	9
MF1
4.695% due 12/15/2034 •	3,100	3,086
MFA Trust
1.381% due 04/25/2065 ~	220	217
1.947% due 04/25/2065 ~	84	83
6.105% due 12/25/2068 þ	454	455
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	969	937
2.750% due 11/25/2059 ~	882	846
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	5	0
4.321% due 10/25/2035 ~	71	65
6.320% due 03/25/2047 þ	141	131
6.638% due 03/25/2047 þ	120	112
OBX Trust
3.000% due 01/25/2052 ~	3,114	2,677
5.610% due 11/25/2064 ~	2,304	2,310
7.159% due 10/25/2063 þ	992	995
One New York Plaza Trust
4.690% due 01/15/2036 •	3,492	3,403
RALI Trust
3.913% due 02/25/2047 •	764	227
4.183% due 04/25/2046 •	58	14
4.208% due 08/25/2035 ~	87	27
4.655% due 10/25/2037 ~	317	250
6.000% due 06/25/2036	271	225
6.000% due 06/25/2037	165	135
Residential Asset Securitization Trust
6.500% due 08/25/2036	654	166
RFMSI Trust
5.392% due 09/25/2035 ~	124	77
Sequoia Mortgage Trust
4.454% due 07/20/2033 •	31	31
6.255% due 04/20/2035 ~	5	5
Structured Adjustable Rate Mortgage Loan Trust
4.203% due 05/25/2037 •	19	18
4.312% due 04/25/2035 ~	271	246
5.144% due 01/25/2035 •	11	10
5.589% due 04/25/2034 ~	3	3
5.645% due 10/25/2037 •	110	104
5.923% due 02/25/2034 ~	17	17
Structured Asset Mortgage Investments II Trust
4.143% due 07/25/2046 •	337	240
4.183% due 04/25/2036 •	43	40
4.203% due 09/25/2047 •	39	36
4.223% due 05/25/2045 •	74	71
4.254% due 07/19/2035 •	13	12
4.334% due 07/19/2034 •	1	1
4.383% due 12/25/2035 •	6	5
5.244% due 08/25/2047 •	583	507
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •	675	580
TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	4
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •	262	242

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		1,073	979
2.710% due 01/25/2060 ~		657	635
2.900% due 10/25/2059 ~		3,251	3,115
4.763% due 05/25/2058 •		307	312
UWM Mortgage Trust
3.000% due 01/25/2052 ~		524	450
Verus Securitization Trust
6.259% due 12/25/2068 þ		353	354
6.876% due 11/25/2068 ~		730	734
WaMu Mortgage Pass-Through Certificates Trust
3.480% due 04/25/2037 ~		372	338
3.748% due 12/25/2046 •		107	96
3.759% due 03/25/2036 ~		412	370
3.761% due 12/25/2046 •		176	162
3.977% due 05/25/2046 •		314	283
3.994% due 02/25/2037 ~		105	92
4.119% due 02/25/2037 ~		146	131
4.235% due 12/25/2036 ~		13	12
4.323% due 11/25/2045 •		87	82
4.343% due 07/25/2045 •		157	152
4.343% due 10/25/2045 •		22	22
4.383% due 01/25/2045 •		16	16
4.403% due 01/25/2045 •		21	21
4.503% due 11/25/2034 •		157	155
4.604% due 03/25/2035 ~		72	70
4.679% due 12/25/2035 ~		101	94
4.743% due 11/25/2034 •		106	104
5.044% due 06/25/2033 ~		9	9
5.133% due 08/25/2034 ~		67	64
5.144% due 06/25/2042 •		10	10
5.144% due 08/25/2042 •		8	8
5.244% due 11/25/2046 •		73	65
5.595% due 03/25/2034 ~		58	59
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.684% due 07/25/2046 •		243	151
4.714% due 05/25/2046 •		600	542
6.000% due 10/25/2035		224	180
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		41	36

			75,691

SOVEREIGN ISSUES 0.0%
Colombia TES
1.000% due 03/26/2031	COP	578,500	140
1.000% due 11/28/2040		290,400	88

			228

U.S. GOVERNMENT AGENCIES 38.6%
Federal Home Loan Mortgage Corp.
3.500% due 10/01/2039		$225	214
5.500% due 06/01/2053 - 08/01/2053		2,827	2,854
6.155% due 08/01/2035 •		2	2
6.301% due 11/01/2035 •		14	14
6.522% due 09/01/2035 •		2	2
Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)		220	10
4.114% due 01/15/2038 •		220	217
4.157% due 12/15/2031 •		5	5
4.307% due 12/15/2037 •		63	63
4.568% due 11/25/2054 •		1,480	1,492
4.608% due 08/25/2055 •		2,030	2,039
5.028% due 03/25/2055 •		2,152	2,175
5.078% due 06/25/2055 •		2,600	2,635
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.023% due 08/25/2031 •		3	3
4.944% due 10/25/2044 •		133	123
Federal National Mortgage Association
3.000% due 03/01/2060		849	734
3.500% due 10/01/2034 - 01/01/2059		1,903	1,715
4.000% due 06/01/2050		659	624
4.010% due 03/01/2033 •		8	8
4.662% due 12/01/2036 •		2	2
4.966% due 06/01/2043 •		10	10
4.967% due 10/01/2044 •		13	13
5.500% due 07/01/2053 - 09/01/2053		5,814	5,874
5.717% due 12/01/2034 •		3	3
5.748% due 06/01/2035 •		1	1
6.225% due 11/01/2034 •		73	76
6.290% due 09/01/2035 •		3	3
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044		23	23
Federal National Mortgage Association REMICS
3.913% due 07/25/2037 •		54	53

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

4.142% due 06/25/2029 - 06/25/2036 •	18	18
4.528% due 03/25/2055 •	2,300	2,310
4.788% due 03/25/2055 •	1,446	1,463
6.000% due 04/25/2043	34	34
Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	111	114
Federal National Mortgage Association Trust
6.500% due 06/25/2044	2	2
Government National Mortgage Association
3.000% due 05/20/2051 - 10/20/2055	6,740	5,993
3.500% due 10/20/2052 - 03/20/2056	62,041	55,899
5.125% due 10/20/2029 •	1	1
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	11	11
4.609% due 12/20/2073 •	1,122	1,141
6.000% due 08/20/2034	723	723
Government National Mortgage Association, TBA
2.500% due 07/01/2056	3,500	2,989
3.000% due 07/01/2056	23,100	20,505
6.500% due 07/01/2056	34,800	36,056
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056	14,840	13,867
4.500% due 07/01/2056 - 08/01/2056	37,810	36,219
5.000% due 07/01/2056 - 08/01/2056	264,540	259,736
5.500% due 08/01/2056	4,880	4,889

		462,957

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Bonds
1.875% due 02/15/2041 (n)	100	69
2.250% due 08/15/2049 (n)	2,100	1,307
2.375% due 11/15/2049 (n)	175	112
3.000% due 02/15/2048 (n)	1,600	1,178
3.000% due 08/15/2048 (n)	175	128
3.000% due 02/15/2049 (n)	250	182
3.375% due 11/15/2048 (n)	3,900	3,052
4.125% due 08/15/2044 (n)	1,175	1,063
4.500% due 11/15/2054	14,800	13,780
4.625% due 02/15/2046 (n)	1,000	960
4.625% due 02/15/2055 (n)	8,700	8,269
4.750% due 05/15/2055 (n)	600	582
4.750% due 02/15/2056 (n)	500	486
4.875% due 08/15/2045 (n)	315	313
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (l)	3,101	3,142
3.875% due 04/15/2029 (l)	2,430	2,553
0.125% due 07/15/2031 (l)	3,354	3,080
0.125% due 01/15/2032 (l)	841	761
0.500% due 01/15/2028 (l)	9,988	9,735
0.625% due 07/15/2032 (l)	573	531
1.125% due 01/15/2033 (l)	4,471	4,230
U.S. Treasury Notes
3.500% due 02/15/2033 (l)(n)	1,400	1,336
4.125% due 02/15/2036	460	449
4.250% due 08/15/2035 (n)	500	494
4.375% due 05/15/2034	600	600

		58,392

Total United States (Cost $734,022)		711,784

SHORT-TERM INSTRUMENTS 3.4%
COMMERCIAL PAPER 2.5%
Banco de Credito e Inversiones SA
4.030% due 08/20/2026	$500	497
4.050% due 09/03/2026	300	298
Boston Scientific Corp.
4.010% due 07/06/2026	250	250
4.025% due 07/07/2026	500	500
Constellation Energy Generation LLC
4.050% due 07/28/2026	1,250	1,246
4.100% due 07/01/2026	2,300	2,300
CRH America Finance, Inc.
4.030% due 08/10/2026	2,500	2,489
Evergy Missouri West, Inc.
4.230% due 07/01/2026	1,300	1,300
4.230% due 07/08/2026	1,250	1,249

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Fidelity National Information Services, Inc.
4.000% due 07/07/2026		1,250	1,249
4.000% due 07/09/2026		1,250	1,249
4.000% due 07/10/2026		550	549
4.000% due 07/17/2026		450	449
Glencore Funding LLC
4.050% due 08/10/2026		900	896
4.130% due 09/17/2026 (b)		1,250	1,239
HCA, Inc.
4.220% due 07/16/2026		250	249
4.270% due 08/20/2026		700	696
4.300% due 08/17/2026		2,800	2,784
4.300% due 08/18/2026		1,600	1,590
Jabil, Inc.
4.150% due 08/07/2026		250	249
4.150% due 08/18/2026		300	298
Keurig Dr. Pepper, Inc.
4.250% due 07/09/2026		1,400	1,399
4.350% due 07/17/2026		300	299
4.350% due 08/05/2026 (b)		1,300	1,294
4.410% due 08/24/2026		2,500	2,483
O’Reilly Automotive, Inc.
4.000% due 07/17/2026		1,400	1,397
Oglethorpe Power Corp.
4.050% due 07/07/2026		250	250
Spire, Inc.
4.030% due 07/21/2026		1,250	1,247
Triton Container International Ltd./TAL International Container Corp.
4.350% due 07/02/2026		250	250

			30,245

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (i)		378,050	378

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
23.887% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	5,450	104

HUNGARY TREASURY BILLS 0.8%
6.082% due 07/02/2026 (d)(e)	HUF	3,027,000	9,722

NIGERIA TREASURY BILLS 0.1%
21.370% due 07/07/2026 - 01/28/2027 (c)(d)	NGN	2,161,945	1,525

U.S. TREASURY BILLS 0.0%
3.705% due 07/21/2026 - 08/11/2026 (c)(d)(n)		$294	293

Total Short-Term Instruments (Cost $42,194)			42,267

Total Investments in Securities (Cost $1,512,102)			1,472,855

		SHARES
INVESTMENTS IN AFFILIATES 8.1%
SHORT-TERM INSTRUMENTS 8.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.1%
PIMCO Short-Term Floating NAV Portfolio III		9,979,212	97,208

Total Short-Term Instruments (Cost $97,189)			97,208

Total Investments in Affiliates (Cost $97,189)			97,208

Total Investments 130.7% (Cost $1,609,291)			$1,570,063
Financial Derivative Instruments (k)(m) (0.8)%(Cost or Premiums, net $(1,300))			(9,813)
Other Assets and Liabilities, net (29.9)%			(359,343)

Net Assets 100.0%			$1,200,907

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
TDM	2.750%	06/16/2026	TBD	(2)	$(495)	$(496)

Total Reverse Repurchase Agreements						$(496)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (11.3)%
U.S. Government Agencies (11.3)%
Government National Mortgage Association, TBA	3.500%	08/01/2056	$20,900	$(18,788)	$(18,765)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2041	21,000	(19,140)	(19,133)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	82,750	(66,110)	(66,070)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	4,400	(3,667)	(3,676)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	8,900	(7,769)	(7,757)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	8,700	(7,834)	(7,888)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056	5,506	(5,577)	(5,606)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	6,600	(6,810)	(6,820)

Total Short Sales (11.3)%				$(135,695)	$(135,715)

(j)	Securities with an aggregate market value of $510 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(919) at a weighted average interest rate of 3.023%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	820	$228,190	$(232)	$23	$(59)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	181	19,890	137	0	(54)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	189	20,232	9	0	(35)
Eurex 2 Year Euro SCHATZ Futures	09/2026	154	18,645	14	0	(8)
Eurex 30 Year Euro BUXL Futures	09/2026	6	762	15	0	(2)
Euro-BTP Italian Bond Futures	09/2026	887	120,960	1,037	0	(61)
Long Gilt Futures	09/2026	508	60,113	1,326	88	(303)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	250	21,348	205	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	77	6,140	58	0	(1)
SFE 3 Year Australian Bond Futures	09/2026	26	1,883	10	1	(1)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	845	95,036	1,225	0	(330)
Ultra U.S. Treasury Bond Futures	09/2026	102	11,848	398	0	(76)

				$4,202	$112	$(930)

SHORT FUTURES CONTRACTS

					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	430	$(62,564)	$(659)	$64	$0
Eurex 5 Year Euro BOBL Futures	09/2026	298	(39,286)	(174)	27	0
French Government Bond Futures	09/2026	196	(26,869)	(103)	47	0
SFE 10 Year Australian Bond Futures	09/2026	135	(10,264)	(143)	29	(19)
TSE Japanese 10 Year Bond Futures	09/2026	24	(18,860)	(50)	68	0

				$(1,129)	$235	$(19)

Total Futures Contracts				$3,073	$347	$(949)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

										Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date			Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$		13,753	$(113)	$(7)	$(120)	$2	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036			64,700	(657)	180	(477)	12	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		EUR	36,600	(895)	(53)	(948)	0	(10)

							$(1,665)	$120	$(1,545)	$14	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$21,496	$456	$16	$472	$0	$(2)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	57,470	1,273	3	1,276	0	(7)

					$1,729	$19	$1,748	$0	$(9)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(175)	$(296)	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		2,100	26	(25)	1	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		19,600	223	22	245	13	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		166,970	(2,231)	(29)	(2,260)	0	(162)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		2,630	(12)	(74)	(86)	0	(4)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		38,800	(1,154)	(195)	(1,349)	0	(58)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		50	(2)	0	(2)	0	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		46,450	2,227	(424)	1,803	130	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		3,280	161	37	198	17	0
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	117,730	14	4	18	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	(70)	(64)	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		700,000	(26)	5	(21)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		1,028,700	8	5	13	1	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		24,737,000	143	(126)	17	0	(18)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	(69)	(90)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		230,000	(31)	(10)	(41)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		320,000	(28)	(16)	(44)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(374)	(316)	(690)	0	(4)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		6,730,000	172	281	453	38	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(137)	(259)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		2,160,000	(53)	(659)	(712)	0	(17)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(2,033)	(2,097)	0	(75)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(898)	(1,071)	0	(38)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	(174)	(100)	(274)	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		5,629,600	(2,150)	(1,056)	(3,206)	0	(147)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		125,900	(33)	(26)	(59)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		860,000	(234)	(202)	(436)	0	(25)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	1,012	1,728	41	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(1,561)	(2,113)	0	(67)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		321,800	(368)	(143)	(511)	0	(28)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		430,000	(357)	(172)	(529)	0	(40)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		480,000	(215)	(264)	(479)	0	(47)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	63,851	397	(153)	244	8	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		32,200	279	(452)	(173)	4	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	394,300	(19)	(48)	(67)	10	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		92,400	23	25	48	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	$	8,000	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	(536)	335	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(401)	320	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		15,800	52	63	115	5	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	5,100	(20)	(1)	(21)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028	3,100	13	(41)	(28)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	1,500	(7)	17	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	(11)	25	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028	106,730	1,800	251	2,051	92	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/16/2028	6,700	(137)	8	(129)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	7,000	0	16	16	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	5,600	0	11	11	7	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	61,050	275	1,087	1,362	129	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.548	Annual	08/31/2030	3,000	0	(41)	(41)	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.557	Annual	08/31/2030	3,600	0	(48)	(48)	0	(8)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.574	Annual	08/31/2030	3,600	0	(46)	(46)	0	(8)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	08/31/2030	3,800	0	(48)	(48)	0	(8)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.583	Annual	08/31/2030	4,200	0	(52)	(52)	0	(9)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	08/31/2030	2,800	0	(34)	(34)	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/31/2030	3,000	0	(36)	(36)	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.637	Annual	08/31/2030	2,300	0	(24)	(24)	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/31/2030	7,300	0	(74)	(74)	0	(16)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.649	Annual	08/31/2030	5,600	0	(56)	(56)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030	21,030	7	(74)	(67)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	13,100	110	(27)	83	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	67,890	64	1,162	1,226	170	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031	35,478	1,164	(108)	1,056	94	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	09/16/2031	2,500	(83)	8	(75)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	4,900	76	75	151	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,722	15	43	58	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	5,300	(105)	129	24	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033	300	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.672	Annual	01/31/2033	1,700	0	25	25	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.678	Annual	01/31/2033	2,400	0	35	35	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033	2,500	0	34	34	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033	2,700	0	37	37	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033	1,800	0	24	24	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033	2,300	0	30	30	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.714	Annual	01/31/2033	2,200	0	27	27	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/31/2033	4,500	0	50	50	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	01/31/2033	1,300	0	13	13	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	01/31/2033	3,700	0	37	37	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	800	13	8	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	1,700	0	14	14	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	1,000	0	7	7	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	1,800	0	12	12	8	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	18,060	465	(205)	260	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	3,800	(13)	36	23	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	1,400	(5)	46	41	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	600	(2)	19	17	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,000	(4)	37	33	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,200	(8)	77	69	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	2,050	(8)	65	57	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	350	(1)	11	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	27,760	1,866	(339)	1,527	124	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	900	3	(3)	0	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,800	11	(5)	6	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	900	9	(3)	6	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	2,000	100	11	111	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	3,664	9	68	77	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	14,500	309	(23)	286	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	34,320	472	206	678	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036	700	0	14	14	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	34,300	(32)	68	36	171	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	1,400	(3)	32	29	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	38,500	(467)	406	(61)	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	35,147	896	(121)	775	179	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036	9,100	(190)	(21)	(211)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046	400	0	9	9	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046	500	0	10	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,600	1,128	281	1,409	29	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052	600	0	(1)	(1)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052	600	0	(1)	(1)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052	1,300	0	(3)	(3)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052	2,000	0	(5)	(5)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052	700	0	(2)	(2)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052	700	0	(2)	(2)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052	1,300	0	(4)	(4)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052	1,000	0	(4)	(4)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052	900	0	(5)	(5)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052	2,100	0	(11)	(11)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052	1,600	0	(9)	(9)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053	5,000	0	183	183	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053	200	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	2,120	25	44	69	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053	220	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	1,723	13	24	37	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053	100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	221	591	812	50	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		700	0	28	28	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,500	0	59	59	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		800	0	31	31	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,000	0	165	165	54	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		3,090	0	40	40	34	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		810	0	8	8	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,300	0	167	167	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	22	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,800	0	119	119	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		1,000	0	66	66	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		1,200	0	67	67	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,400	0	100	100	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,210	399	115	514	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		1,380	62	1	63	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		922	20	1	21	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,666	66	2	68	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		7,600	710	204	914	78	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		624	20	0	20	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		12,000	(898)	(4)	(902)	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		200	0	5	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		300	0	7	7	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,580	52	(1)	51	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		3,240	84	21	105	35	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	09/16/2056		1,500	(57)	8	(49)	0	(16)
Receive(5)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	38,900	(218)	(156)	(374)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	127	16	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	172	20	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	117	15	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028		23,600	(86)	55	(31)	0	(15)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		12,900	(58)	74	16	0	(30)
Pay(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		4,750	(86)	74	(12)	0	(13)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	21,620,020	(872)	(479)	(1,351)	67	0
Pay(5)	3-Month NZD-BBR	3.750	Semi-Annual	12/16/2028	NZD	60,700	16	132	148	0	(2)
Pay(5)	3-Month NZD-BBR	3.750	Semi-Annual	09/16/2029		2,900	(2)	12	10	0	0
Pay(5)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		13,600	(8)	86	78	2	0
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	10,900	(4)	(16)	(20)	0	(5)
Receive(5)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036		6,200	0	(9)	(9)	0	(3)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	32	31	0	(1)
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		242,500	(80)	296	216	0	(10)
Pay(5)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		53,000	11	48	59	0	(4)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	06/08/2036	ZAR	73,700	49	121	170	0	(28)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	217	(180)	0	(2)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		107,300	(1,108)	(2,608)	(3,716)	0	(25)
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		33,700	953	(49)	904	7	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		7,900	(94)	(115)	(209)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	10	(36)	(26)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		8,800	(276)	26	(250)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		11,400	61	(231)	(170)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		9,200	(236)	(48)	(284)	0	(1)
Receive(5)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		600	6	(9)	(3)	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(112)	19	(93)	0	(2)
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		60,500	15	8	23	1	0
Pay(5)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		35,100	(2)	4	2	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	199,000	(893)	(1,216)	(2,109)	0	(102)
Pay(5)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		50,400	33	(163)	(130)	0	(8)
Receive(5)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		51,200	(36)	170	134	15	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(37)	(37)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(127)	(127)	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		135,770	(1,758)	(36)	(1,794)	0	(109)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		66,130	(1,492)	300	(1,192)	0	(87)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(45)	(110)	0	(1)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,800	(128)	(813)	(941)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		35,500	489	(251)	238	0	(4)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		24,310	(879)	439	(440)	0	(30)
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	83,000	(290)	1	(289)	0	(8)
Pay(5)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		6,000	0	1	1	0	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029	CAD	9,600	(608)	412	(196)	0	(1)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	330	(221)	0	(1)
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		2,800	(3)	1	(2)	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		17,600	102	(50)	52	4	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(136)	(68)	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		800	3	(5)	(2)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(54)	(59)	2	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(297)	(200)	4	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(74)	(78)	1	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	5	5	1	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(138)	(95)	1	0
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		3,000	(27)	12	(15)	0	(1)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	30	(195)	0	(1)
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	34	(265)	0	(1)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	(43)	(27)	0	0

							$(3,346)	$(7,603)	$(10,949)	$2,911	$(1,564)

Total Swap Agreements							$(3,282)	$(7,464)	$(10,746)	$2,925	$(1,583)

(l)	Securities with an aggregate market value of $20,858 and cash of $12,382 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $2 and liability of $(4) for closed futures and unsettled variation margin liability of $(20) for closed swap agreements is outstanding at period end.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD	FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	3,466	$	2,479	$ 79	$ 0
	07/2026	CAD	357		251	0	(1)
	07/2026	CNH	1,109		164	1	0
	07/2026	NZD	5,373		3,173	122	0
	07/2026	SGD	515		404	6	0
	07/2026	$	2,409	GBP	1,795	0	(29)
	07/2026		2,937	NZD	5,199	16	0
	08/2026	NZD	5,199	$	2,940	0	(16)
	08/2026	$	251	CAD	357	1	0
BOA	07/2026	BRL	156	$	30	0	0
	07/2026	KRW	1,095,090		714	6	0
	07/2026	NOK	2,935		297	0	0
	07/2026	$	30	BRL	156	0	0
	07/2026		1,948	CNH	13,172	0	(8)
	07/2026		434	CNY	2,973	3	0
	07/2026		622	ILS	1,833	0	(6)
	07/2026		3,842	JPY	611,136	0	(83)
	07/2026		441	KRW	672,026	0	(7)
	07/2026		1,274	NOK	11,833	0	(79)
	07/2026		105	PLN	396	0	0
	08/2026	HKD	8,463	$	1,082	1	0
	08/2026	ILS	1,357		456	0	0
	08/2026	$	172	INR	16,324	0	0
	09/2026	INR	44,457	$	468	1	0
	09/2026	KZT	13,757		27	0	(1)
	09/2026	MXN	2,258		127	0	(1)
	09/2026	PEN	3,614		1,051	0	(2)
	09/2026	$	643	MXN	11,257	0	(4)
	10/2026	BRL	1,900	$	348	0	(12)
	10/2026	HUF	85,360	EUR	232	0	(7)
	11/2026	PEN	2,245	$	652	0	(1)
BPS	07/2026	BRL	33,696		6,470	1	(59)
	07/2026	CHF	825		1,049	28	0
	07/2026	CNH	10,569		1,557	1	0
	07/2026	CNY	3,056		449	0	(1)
	07/2026	EUR	17,563		19,939	0	(128)
	07/2026	GBP	2,646		3,488	0	(22)
	07/2026	IDR	113,606,003		6,339	3	(6)
	07/2026	ILS	2,073		703	6	0
	07/2026	INR	210,341		2,190	0	(32)
	07/2026	JPY	905,200		5,611	44	0
	07/2026	KRW	498,909		327	5	0
	07/2026	NOK	1,015		103	1	0
	07/2026	THB	29,125		888	12	(1)
	07/2026	$	3,400	AUD	4,918	10	(5)
	07/2026		6,524	BRL	33,696	73	(69)
	07/2026		2,454	CAD	3,425	0	(39)
	07/2026		30,034	CNH	203,238	0	(105)
	07/2026		914	CNY	6,229	1	0
	07/2026		1,827	CZK	38,018	0	(37)
	07/2026		2,013	EUR	1,774	14	0
	07/2026		42,547	GBP	31,778	7	(401)
	07/2026		2,432	IDR	43,536,758	3	0
	07/2026		6,965	INR	661,712	28	(10)
	07/2026		11,655	JPY	1,865,011	0	(185)
	07/2026		1,497	KRW	2,296,155	0	(13)
	07/2026		145	KWD	44	0	(2)
	07/2026		884	SEK	8,480	0	(10)
	07/2026		376	TWD	11,876	0	(4)
	07/2026	ZAR	19,637	$	1,197	0	0
	08/2026	CZK	3,909	EUR	160	0	(1)
	08/2026	IDR	13,474,786	$	750	0	0
	08/2026	ILS	397		133	0	0
	08/2026	TWD	383,550		12,077	60	0
	08/2026	$	480	BRL	2,507	2	0
	08/2026		700	DKK	4,588	2	0
	08/2026		83	GBP	63	1	0
	08/2026		8,913	INR	847,648	14	0
	08/2026		1,317	JPY	212,700	0	(6)
	08/2026		19	NOK	192	0	0
	08/2026		17	TWD	547	0	0
	09/2026	COP	2,259,959	$	615	0	(34)
	09/2026	IDR	28,302,316		1,562	0	(9)
	09/2026	PEN	1,922		561	0	0
	09/2026	THB	49,357		1,508	15	(1)
	09/2026	$	7,509	IDR	133,119,093	12	(133)
	09/2026		30	INR	2,879	0	0
	09/2026		160	THB	5,234	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

	10/2026	BRL	15,079		$2,774	7	(90)
	12/2026	$	1,309	IDR	23,838,663	5	0
	01/2027		7,582	TWD	238,120	0	(149)
	02/2027		17,287		538,041	0	(504)
	04/2027	BRL	20,483	$	3,785	50	(2)
	06/2027	$	144	KWD	44	0	(2)
	05/2029	KWD	511	$	1,756	90	0
	07/2029		65		222	11	0
	05/2030		344		1,185	61	0
	06/2031		215		723	20	0
BRC	07/2026	ILS	2,667		901	4	0
	07/2026	JPY	2,741		17	0	0
	07/2026	MYR	16,979		4,180	24	0
	07/2026	NZD	7,805		4,616	183	0
	07/2026	TRY	79,021		1,653	0	(20)
	07/2026	$	2,599	CNH	17,587	0	(9)
	07/2026		9,184	TRY	441,135	126	0
	07/2026	ZAR	96,982	$	$5,971	59	0
	08/2026	$	17	JPY	2,734	0	0
BSH	07/2026	BRL	700	$	135	0	0
	07/2026	PEN	1,750		495	0	(17)
	07/2026	$	140	BRL	700	0	(5)
	07/2026		2,635	EUR	2,260	0	(53)
	07/2026		29,067	JPY	4,621,468	0	(643)
	07/2026		4,088	NZD	7,236	21	0
	08/2026	NZD	7,236	$	4,093	0	(21)
	10/2026	BRL	27,900		5,150	0	(138)
	02/2027	PEN	11,200		3,219	0	(30)
	04/2027	BRL	800		151	5	0
CBK	07/2026		3,567		689	0	(2)
	07/2026	HUF	2,034		7	0	0
	07/2026	IDR	3,386,966		189	0	0
	07/2026	ILS	2,311		796	19	0
	07/2026	INR	141,885		1,504	5	0
	07/2026	NOK	3,310		357	22	0
	07/2026	PEN	4,216		1,246	13	0
	07/2026		$687	BRL	3,567	4	0
	07/2026		1,009	CNH	6,825	0	(4)
	07/2026		345	CNY	2,359	2	0
	07/2026		686	DKK	4,393	0	(14)
	07/2026		1,212	EUR	1,039	0	(25)
	07/2026		1,060	GBP	790	0	(12)
	07/2026		911	HUF	280,122	0	(12)
	07/2026		1,223	IDR	21,942,494	3	0
	07/2026		1,464	INR	141,885	35	0
	07/2026		168	KRW	253,897	0	(4)
	07/2026		2,121	PEN	7,219	0	(10)
	07/2026		1,095	PLN	4,002	0	(31)
	07/2026		15,293	SEK	141,297	0	(720)
	07/2026		134	TWD	4,254	0	(1)
	07/2026	ZAR	11,209		$681	0	(3)
	08/2026	COP	31,161,255		8,197	0	(822)
	08/2026	ILS	3,503		1,215	37	0
	08/2026	INR	414,711		4,425	58	0
	08/2026	PEN	2,063		600	0	(3)
	08/2026	TWD	412,262		12,992	75	0
	08/2026		$317	ILS	940	0	0
	08/2026		268	INR	25,476	0	0
	08/2026		42	KZT	21,956	4	0
	08/2026		605	PEN	2,064	0	(2)
	08/2026		11	SEK	111	0	0
	09/2026	IDR	113,489,497	$	6,286	0	(13)
	09/2026	INR	15,768		164	0	(1)
	09/2026	KZT	28,728		57	0	(2)
	09/2026	MXN	55		3	0	0
	09/2026	PEN	8,889		2,586	2	(9)
	09/2026	THB	45,047		1,371	10	(3)
	09/2026	$	1,069	CLP	927,642	0	(61)
	09/2026		1,613	IDR	28,774,874	0	(16)
	09/2026		380	MXN	6,789	6	0
	09/2026		10	PEN	33	0	0
	10/2026	PEN	8,391	$	2,443	2	(4)
	12/2026		11,413		3,265	0	(54)
	12/2026	$	5,063	IDR	92,032,630	11	0
	01/2027	PEN	8,053	$	2,363	24	0
DUB	07/2026	CNH	51,722		7,600	0	(16)
	07/2026	CNY	8,264		1,212	0	(5)
	07/2026	IDR	2,968,588		166	0	0
	07/2026	INR	174,796		1,851	5	0
	07/2026	KZT	52,217		110	1	0
	07/2026	SGD	619		485	7	0
	07/2026	$	1,426	CNH	9,635	0	(7)
	07/2026		2,426	CNY	16,526	6	0
	07/2026		1,973	CZK	41,083	0	(39)
	07/2026		1,235	INR	119,148	22	0
	07/2026		442	KZT	237,489	52	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

	07/2026		578	NOK	5,373	0	(35)
	07/2026		1,094	PLN	4,060	0	(15)
	07/2026	ZAR	45,097	$	2,786	37	0
	08/2026	INR	287,118		3,053	29	0
	08/2026	KZT	70,548		147	1	0
	09/2026	IDR	68,737,204		3,817	2	0
	09/2026	PEN	3,545		1,028	0	(7)
	09/2026	$	1,070	IDR	19,422,792	8	0
	09/2026		1,851	INR	175,981	0	(5)
	11/2026	KZT	48,371	$	98	1	0
	12/2026	$	2,248	IDR	40,728,995	0	(2)
FAR	07/2026	CNH	824,145	$	121,163	0	(200)
	07/2026	EUR	1,774		2,023	0	(4)
	07/2026	INR	8,429		89	0	0
	07/2026	JPY	22,171,287		137,029	670	0
	07/2026	SEK	86,813		8,947	0	(7)
	07/2026	SGD	17,431		13,663	190	0
	07/2026	$	29,886	CNH	202,192	0	(111)
	07/2026		6,279	HUF	1,939,813	0	(53)
	07/2026		88	INR	8,429	1	0
	07/2026		1,918	JPY	304,791	0	(44)
	07/2026		5,757	PLN	21,119	0	(143)
	07/2026	ZAR	64,246	$	3,893	0	(23)
	08/2026	ILS	1,761		615	23	0
	08/2026	PEN	4,440		1,313	16	0
	08/2026	$	121,163	CNH	822,333	191	0
	08/2026		2,026	EUR	1,774	4	0
	08/2026		137,029	JPY	22,113,269	0	(673)
	08/2026		8,947	SEK	86,659	7	0
	09/2026	PEN	22,612	$	6,642	69	(22)
	09/2026	$	43	INR	4,136	0	0
	09/2026		308	MXN	5,439	1	0
	12/2026	PEN	1,689	$	489	0	(2)
GLM	07/2026	BRL	158,217		30,553	52	(148)
	07/2026	CAD	34,394		24,170	0	(81)
	07/2026	HUF	1,201,855		3,831	0	(29)
	07/2026	IDR	20,999,831		1,173	0	(1)
	07/2026	KRW	463,330		300	1	0
	07/2026	$	29,686	BRL	158,217	1,050	(88)
	07/2026		2,135	CNH	14,431	0	(10)
	07/2026		1,171	IDR	20,999,831	3	0
	07/2026		300	KRW	463,264	0	(1)
	07/2026		855	PLN	3,178	0	(10)
	07/2026		2,538	RON	11,487	0	(34)
	07/2026		1,343	ZAR	22,261	14	0
	08/2026	CNH	45	$	7	0	0
	08/2026	$	24,170	CAD	34,345	81	0
	08/2026		24	INR	2,305	0	0
	09/2026	IDR	21,122,808	$	1,171	0	(1)
	09/2026	MXN	62		4	0	0
	09/2026	THB	147,705		4,577	103	0
	09/2026	$	27,213	BRL	142,311	0	(52)
	09/2026		4,830	IDR	86,753,503	12	(27)
	09/2026		116	INR	11,178	1	0
	09/2026		19,587	MXN	343,801	0	(51)
	10/2026	BRL	1,320	$	248	0	(2)
	04/2027		6,900		1,286	27	0
IND	07/2026	$	1,226	DKK	7,853	0	(26)
JPM	07/2026	AUD	15,003	$	10,696	308	0
	07/2026	BRL	5,200		961	0	(46)
	07/2026	HUF	3,655		12	0	0
	07/2026	ILS	6,727		2,253	0	(8)
	07/2026	INR	36,616		388	1	0
	07/2026	KRW	143,172		93	0	0
	07/2026	NOK	17,029		1,720	0	0
	07/2026	NZD	408		241	9	0
	07/2026	PLN	1,785		473	0	(2)
	07/2026	$	1,007	BRL	5,200	2	(2)
	07/2026		8,185	CNH	55,530	6	(14)
	07/2026		824	HUF	252,067	0	(15)
	07/2026		179	IDR	3,215,125	1	0
	07/2026		677	ILS	1,903	0	(37)
	07/2026		388	INR	36,616	0	(1)
	07/2026		139	KRW	212,882	0	(1)
	07/2026		6,743	PLN	24,564	0	(213)
	07/2026		642	THB	21,454	4	0
	08/2026	CZK	14,518	EUR	595	0	(3)
	08/2026	HKD	31,440	$	4,019	3	0
	08/2026	ILS	6,035		2,077	47	0
	08/2026	PEN	338		98	0	(1)
	08/2026	$	572	INR	54,326	1	0
	08/2026		1,720	NOK	17,037	0	0
	09/2026	IDR	3,232,992	$	179	0	(1)
	09/2026	INR	303,434		3,182	0	(6)
	09/2026	MXN	21,847		1,231	0	(10)
	09/2026	THB	117,018		3,593	55	(7)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

	09/2026	$	47	INR	4,447	0	0
	09/2026		3,744	MXN	65,224	0	(38)
	09/2026		3,635	THB	118,439	0	(48)
	10/2026	BRL	3,600	$	656	0	(27)
	12/2026	$	2,711	MXN	47,863	0	(11)
	04/2027	BRL	1,400	$	256	1	0
MBC	07/2026	AUD	62		45	1	0
	07/2026	CHF	1,792		2,247	34	(5)
	07/2026	DKK	15,896		2,425	0	(5)
	07/2026	EUR	3,161		3,657	45	0
	07/2026	IDR	288,830		16	0	0
	07/2026	INR	175,487		1,858	5	0
	07/2026	NOK	5,492		553	0	(2)
	07/2026	SEK	57,250		5,879	0	(25)
	07/2026	$	5,186	AUD	7,516	18	0
	07/2026		1,553	CHF	1,216	0	(48)
	07/2026		17,083	EUR	14,837	0	(130)
	07/2026		16	IDR	288,830	0	0
	07/2026		2,865	INR	276,171	50	0
	07/2026		28,089	JPY	4,463,360	0	(638)
	07/2026		7,631	KRW	11,567,209	0	(152)
	07/2026		1,377	NOK	12,768	0	(87)
	07/2026		34	SEK	311	0	(1)
	08/2026	AUD	7,516	$	5,183	0	(18)
	08/2026	TWD	59,046		1,867	17	0
	08/2026	$	2,425	DKK	15,869	5	0
	08/2026		64	EGP	3,502	6	0
	08/2026		668	EUR	585	1	0
	08/2026		203	INR	19,242	0	0
	08/2026		553	NOK	5,494	2	0
	08/2026		5,446	SEK	52,921	22	0
	09/2026	THB	18,330	$	549	0	(6)
	09/2026	$	1,975	INR	187,900	1	(5)
	01/2027	TWD	547,680	$	16,953	0	(144)
MYI	07/2026	NZD	618		355	4	0
	01/2027	$	19,351	TWD	605,903	0	(437)
NGF	07/2026	GBP	13	$	17	0	0
	07/2026	IDR	19,437,894		1,086	0	(1)
	07/2026	$	1,090	IDR	19,437,894	0	(3)
	07/2026		2,897	INR	278,736	46	0
	07/2026		1,730	TRY	81,311	4	0
	08/2026		17	GBP	13	0	0
	08/2026		609	SEK	5,913	2	0
	09/2026	IDR	19,546,906	$	1,090	5	0
	09/2026	$	987	IDR	17,567,691	0	(12)
SCX	07/2026	CAD	2,478	$	1,742	0	(5)
	07/2026	CNY	8,248		1,211	0	(5)
	07/2026	GBP	32,788		43,399	0	(93)
	07/2026	INR	137,622		1,453	0	(1)
	07/2026	$	2,253	CNH	15,225	0	(11)
	07/2026		2,293	CNY	15,681	15	0
	07/2026		416	IDR	7,457,278	1	0
	07/2026		3,813	INR	365,495	46	0
	07/2026		1,000	NZD	1,769	5	0
	08/2026	HKD	29,670	$	3,793	4	0
	08/2026	$	43,397	GBP	32,788	94	0
	08/2026		60	INR	5,726	1	0
	09/2026	IDR	22,245,734	$	1,232	0	(2)
	09/2026	KZT	4,504		9	0	0
	09/2026	THB	65,606		2,021	37	(2)
	09/2026	$	2,618	IDR	47,016,351	6	(14)
	09/2026		1,453	INR	138,544	1	0
	09/2026		1,087	THB	35,562	0	(10)
SOG	07/2026	CAD	15	$	11	0	0
	07/2026	EUR	246,786		280,719	0	(1,259)
	07/2026	GBP	1,498		1,979	0	(8)
	07/2026	PEN	3,357		992	10	0
	07/2026	SGD	27		21	0	0
	07/2026	$	4,207	AUD	6,098	14	0
	07/2026		2,206	CHF	1,785	3	0
	07/2026		50,127	CNH	339,096	0	(192)
	07/2026		1,284	DKK	8,245	0	(23)
	07/2026		234	EGP	11,845	5	0
	07/2026		290,905	EUR	249,374	0	(5,970)
	07/2026		70,584	JPY	11,213,461	0	(1,618)
	07/2026		14,357	SGD	18,592	14	0
	08/2026	AUD	6,098	$	4,205	0	(15)
	08/2026	CHF	1,778		2,206	0	(3)
	08/2026	SGD	18,551		14,357	0	(15)
	08/2026	$	203	CAD	288	0	0
	08/2026		281,100	EUR	246,786	1,256	0
	08/2026		1,979	GBP	1,498	8	0
	08/2026		21	SGD	27	0	0
SSB	07/2026	BRL	4,858	$	937	0	(4)
	07/2026	CAD	315		222	0	0
	07/2026	CHF	384		488	13	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

	07/2026	$	24,964	CAD	34,423	0	(692)
	07/2026		3,414	GBP	2,582	12	0
	08/2026	GBP	2,582	$	3,413	0	(12)
	08/2026	$	222	CAD	314	0	0
	09/2026		1,826	PEN	6,246	0	(4)
UAG	07/2026		1,114	PLN	4,070	0	(32)
	09/2026	COP	15,704,582	$	4,110	0	(403)
	09/2026	MXN	2,433		139	0	0
	09/2026	THB	3,547		108	1	0
	10/2026	HUF	9,627	EUR	26	0	(1)
	11/2026		399,606		1,109	0	(5)

Total Forward Foreign Currency Contracts						$6,516	$(19,665)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,208	$22	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	491	3	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	2,665	19	7
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	685	3	0
GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	6,102	25	10
	Call - OTC USD versus JPY		165.000	08/06/2026	6,102	13	22
MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	4,201	39	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	4,201	34	0

Total Purchased Options						$158	$39

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC EUR versus HUF	HUF	390.740	10/16/2026	3,690	$(49)	$(10)
	Call - OTC EUR versus HUF		387.250	10/20/2026	1,287	(16)	(4)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,208	(8)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	491	(1)	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	2,665	(19)	(4)
GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	6,102	(32)	(63)
MBC	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	4,201	(13)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	4,201	(11)	0
UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	140	(2)	0
	Call - OTC EUR versus HUF		375.000	11/10/2026	4,820	(76)	(41)

Total Written Options						$(227)	$(122)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$2,000	$(67)	$11	$0	$(56)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200	3,400	(125)	12	0	(113)

							$(192)	$23	$0	$(169)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	0.880%		$900	$(9)	$10	$1	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	t	165	0	1	1	0

								$(9)	$10	$1	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	200	$46	$(4)	$42	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,700	557	17	574	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		300	68	(4)	64	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,100	444	3	447	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,400	972	(36)	936	0

							$2,087	$(24)	$2,063	$0

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$39,509	JPY	5,926,400	$506	$33	$539	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	2,720		429,800	7	19	26	0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	6,470		950,000	27	43	70	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	38,476		6,079,200	99	261	360	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	10,668	GBP	8,021	(41)	23	0	(18)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	15,581	JPY	2,415,000	10	7	17	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	748		110,000	1	4	5	0

								$609	$390	$1,017	$(18)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY- CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	34,400	$7	$(3)	$4	$0
BPS	Pay	3-Month CNY- CNREPOFIX(8)	1.500	Quarterly	03/17/2032		186,400	(173)	196	23	0
GST	Pay	3-Month CNY- CNREPOFIX(8)	1.500	Quarterly	03/17/2032		26,900	(4)	7	3	0
JPM	Pay	3-Month CNY- CNREPOFIX(8)	1.500	Quarterly	03/17/2032		174,650	(110)	131	21	0
	Receive	3-Month CNY- CNREPOFIX(8)	1.500	Quarterly	03/17/2032		17,800	5	(7)	0	(2)
SCX	Pay	3-Month CNY- CNREPOFIX(8)	1.500	Quarterly	03/17/2032		208,780	(169)	194	25	0

								$(444)	$518	$76	$(2)

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	IBOXIG Index	42,459	1.249% (SOFR plus a specified spread)	Maturity	09/21/2026	$	14,400	$0	$(269)	$0	$(269)
CBK	Receive	SIBCSORA Index	N/A	1.295	Semi-Annual	08/26/2026	SGD	110	0	2	2	0

									$0	$(267)	$2	$(269)

Total Swap Agreements									$2,051	$650	$3,159	$(458)

(n)

Securities with an aggregate market value of $13,459 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

t	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$461	$0	$461
Australia
Corporate Bonds & Notes	0	9,405	0	9,405
Non-Agency Mortgage-Backed Securities	0	0	11,317	11,317
Sovereign Issues	0	34,992	0	34,992
Belgium
Corporate Bonds & Notes	0	1,908	0	1,908
Bermuda
Asset-Backed Securities	0	1,300	0	1,300
Corporate Bonds & Notes	0	2,292	0	2,292
Brazil
Sovereign Issues	0	14,188	0	14,188
Bulgaria
Sovereign Issues	0	3,097	0	3,097
Canada
Corporate Bonds & Notes	0	11,966	0	11,966
Non-Agency Mortgage-Backed Securities	0	1,690	0	1,690
Sovereign Issues	0	26,546	0	26,546
Cayman Islands
Asset-Backed Securities	0	26,207	0	26,207
Corporate Bonds & Notes	0	4,676	1,143	5,819
Sovereign Issues	0	810	0	810
Chile
Sovereign Issues	0	807	0	807
China
Sovereign Issues	0	103,391	0	103,391
Colombia
Sovereign Issues	0	13,057	0	13,057
Costa Rica
Sovereign Issues	0	2,709	0	2,709
Denmark
Corporate Bonds & Notes	0	1,404	0	1,404
Egypt
Sovereign Issues	0	1,024	0	1,024
France
Corporate Bonds & Notes	0	3,352	0	3,352
Sovereign Issues	0	21,775	0	21,775
Hungary
Sovereign Issues	0	416	0	416
Ireland
Asset-Backed Securities	0	43,778	0	43,778
Loan Participations and Assignments	0	0	2,941	2,941
Israel
Sovereign Issues	0	7,199	0	7,199
Italy
Corporate Bonds & Notes	0	3,204	0	3,204
Sovereign Issues	0	21,390	0	21,390
Japan
Corporate Bonds & Notes	0	4,908	0	4,908
Sovereign Issues	0	35,840	0	35,840
Jersey, Channel Islands
Asset-Backed Securities	0	3,704	0	3,704
Kazakhstan
Sovereign Issues	0	584	0	584
Kuwait
Sovereign Issues	0	7,037	0	7,037
Luxembourg
Sovereign Issues	0	5,328	0	5,328
Malaysia
Corporate Bonds & Notes	0	1,239	0	1,239
Sovereign Issues	0	13,129	0	13,129
Mexico
Sovereign Issues	0	475	0	475
Netherlands
Corporate Bonds & Notes	0	813	0	813
New Zealand
Corporate Bonds & Notes	0	3,497	0	3,497
Sovereign Issues	0	509	0	509
Norway
Sovereign Issues	0	1,500	0	1,500
Peru
Corporate Bonds & Notes	0	886	0	886
Sovereign Issues	0	25,008	0	25,008
Poland
Sovereign Issues	0	1,835	0	1,835
Qatar
Corporate Bonds & Notes	0	4,012	0	4,012
Sovereign Issues	0	4,223	0	4,223
Romania
Sovereign Issues	0	4,819	0	4,819
Saudi Arabia
Corporate Bonds & Notes	0	715	0	715
Sovereign Issues	0	14,980	0	14,980
Serbia
Sovereign Issues	0	2,003	0	2,003

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

South Africa
Sovereign Issues	0	22,265	0	22,265
South Korea
Sovereign Issues	0	19,285	0	19,285
Spain
Sovereign Issues	0	37,163	0	37,163
Supranational
Corporate Bonds & Notes	0	4,281	0	4,281
Sovereign Issues	0	17,447	0	17,447
Switzerland
Corporate Bonds & Notes	0	6,936	0	6,936
Thailand
Sovereign Issues	0	7,492	0	7,492
United Arab Emirates
Corporate Bonds & Notes	0	7,752	0	7,752
Sovereign Issues	0	3,190	0	3,190
United Kingdom
Asset-Backed Securities	0	2,012	0	2,012
Corporate Bonds & Notes	0	25,497	0	25,497
Loan Participations and Assignments	0	0	368	368
Non-Agency Mortgage-Backed Securities	0	15,287	0	15,287
Sovereign Issues	0	34,340	0	34,340
United States
Asset-Backed Securities	0	8,973	0	8,973
Corporate Bonds & Notes	0	103,614	0	103,614
Loan Participations and Assignments	0	1,527	0	1,527
Municipal Bonds & Notes	0	402	0	402
Non-Agency Mortgage-Backed Securities	0	75,691	0	75,691
Sovereign Issues	0	228	0	228
U.S. Government Agencies	0	462,957	0	462,957
U.S. Treasury Obligations	0	58,392	0	58,392
Short-Term Instruments
Commercial Paper	0	30,245	0	30,245
Mutual Funds	378	0	0	378
Egypt Treasury Bills	0	104	0	104
Hungary Treasury Bills	0	9,722	0	9,722
Nigeria Treasury Bills	0	1,525	0	1,525
U.S. Treasury Bills	0	293	0	293

	$378	$1,456,708	$15,769	$1,472,855
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$97,208	$0	$0	$97,208

Total Investments	$97,586	$1,456,708	$15,769	$1,570,063

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(135,715)	$0	$(135,715)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	347	2,925	0	3,272
Over the counter	0	9,713	1	9,714

	$347	$12,638	$1	$12,986
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(454)	(2,078)	0	(2,532)
Over the counter	0	(20,245)	0	(20,245)

	$(454)	$(22,323)	$0	$(22,777)

Total Financial Derivative Instruments	$(107)	$(9,685)	$1	$(9,791)

Totals	$97,479	$1,311,309	$15,770	$1,424,558

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Australia Non-Agency Mortgage-Backed Securities	$11,315	$0	$0	$0	$0	$2	$0	$0	$11,317	$2
Cayman Islands Corporate Bonds & Notes	1,163	0	0	0	0	(20)	0	0	1,143	(20)
Ireland Loan Participations and Assignments	0	2,996	0	1	0	(56)	0	0	2,941	(56)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2026 (Unaudited)

United Kingdom Loan Participations and Assignments	381	0	0	1	0	(14)	0	0	368	(14)

	$12,859	$2,996	$0	$2	$0	$(88)	$0	$0	$15,769	$(88)
Financial Derivative Instruments - Assets
Over the counter	$4	$0	$(2)	$0	$0	$(1)	$0	$0	$1	$0

Totals	$12,863	$2,996	$(2)	$2	$0	$(89)	$0	$0	$15,770	$(88)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$11,317	Discounted Cash Flow	Discount Rate	5.814	—
Cayman Islands
Corporate Bonds & Notes	1,143	Discounted Cash Flow	Discount Rate	6.340	—
Ireland
Loan Participations and Assignments	2,941	Proxy pricing	Base Price	99.176	—
United Kingdom
Loan Participations and Assignments	368	Discounted Cash Flow	Discount Rate	9.960	—
Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053	—

Total	$15,770

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust